Investments	12 Months Ended
Mar. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investments
10 INVESTMENTS
The Company’s long-term investments consist of the following:

	As of March 31,
	2019	2020
	RMB	RMB
Available-for-sale debt securities
iSNOB	38,378	76,841
Huzan Inc. (“Huzan”)	19,822	10,996
Shanghai Kuailaimai Information and Technology Co., Ltd. (“Kuailaimai”)	14,259	—
Others	—	14,536

	72,459	102,373
Equity method investment
JM Weshop (Cayman) Inc. (“JM Weshop”)	169,262	—

Total	241,721	102,373

Available-for-sale
debt securities
The following table summarizes, by major security type, the Company’s available-for-sale
debt securities as of March 31, 2019 and 2020:

	As of March 31,
	2019	2020
	RMB	RMB
Cost	31,235	46,810
Unrealized gains, including foreign exchange adjustment	41,224	55,563

Fair Value	72,459	102,373

Kuailaimai
In April 2015, the Group purchased 25% shareholding of Kuailaimai with a cash consideration of RMB7,500. According to the investment agreement, the Company has the option to request Kuailaimai to redeem the Company’s investments at the Company’s investment cost plus the interest if Kuailaimai fails to consummate a qualified IPO within a pre-agreed
period of time from the date of the Company’s investment, the redeemable shares of Kuailaimai purchased by the Group are therefore considered not in substance common stock and is classified as an available-for-sale
debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income. As of March 31, 2019, the Group remeasured the investment in Kuailaimai at fair values of RMB14,259, which were determined by management with the assistance of an independent appraisal.
For the years ended March 31, 2018 and 2019, the unrealized securities holding gain net of tax of RMB4,912 and the unrealized securities holding loss net of tax of RMB1,588 were reported in other comprehensive income, respectively.
In June 2019, Kuailaimai decided to terminate its operation and has remained dormant thereafter. In connection with the business winding-up of Kuailaimai, the Company assessed the recoverability of its investment and as a result of its assessment, the Company wrote down the carrying value of its investment of RMB14,259 to zero by recognizing a loss of RMB7,500 in “Losses from investment, net”, together with the unrealized security holding gains of RMB6,759 being reclassified to the profit or loss.
iSNOB
In May 2016, the Company and an unrelated third party, set up iSNOB Holdings Limited (“iSNOB”), each holding 80% and 20% ordinary shares, respectively with a fully paid registered capital of RMB1,000. iSNOB operates an online shopping platform since inception. On October 31, 2017, due to issuance of new Series A Preferred Shares by iSNOB to an unrelated third party investor, the Company’s equity interest in iSNOB was diluted to 18% on a fully diluted basis and at the meantime was redesignated as redeemable preferred shares. As a result of the dilution and redesignation, the Company deconsolidated the financial results of iSNOB and accounted for its investment as an available-for-sale
investment. The Company used the latest financing price of iSNOB to measure the fair value of retained interest in iSNOB at the deconsolidation date and recognized a “Gain from investments, net” in the Consolidated Statements of Operations and Comprehensive Loss as follows:

RMB
Receivables of the Company due from iSNOB as of October 31, 2017	1,968
Proportionate share of iSNOB’s net assets as of October 31, 2017	1,250
Cash consideration	1,190

Total consideration	4,408
Fair value of investment in iSNOB	18,000

Gain from investments, net	13,592

The portion of gains recognized that related to the remeasurement of retained interest in the deconsolidated subsidiary to fair value was RMB17,641.
As of October 31, 2017, the cash balance of iSNOB was RMB6,738. Due to the deconsolidation of iSNOB, the Group had an investing cash outflow of RMB6,738.
iSNOB becomes a related party of the Group after deconsolidation and related party transactions and balances with iSNOB are disclosed in Note 19.
Upon the closing of the latest financing of iSNOB in May 2018, the Company held 18,000,000 convertible and redeemable preferred shares of iSNOB, and the equity interest of the Company was diluted to 14.5%. According to the investment agreement, the Company has the option to request iSNOB to redeem the Company’s investments at the Company’s investment cost plus the interest if iSNOB fails to consummate a qualified IPO within a pre-agreed
period of time from the date of the Company’s investment. Therefore, the convertible and redeemable preferred shares that the Company subscribed from iSNOB are not in substance common stocks and are classified as an available-for-sale
debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income. As of March 31, 2019 and 2020, the Group remeasured the investment at a fair value of RMB38,378 and RMB76,841, respectively, which were determined by management with the assistance of an independent appraisal. For the year ended March 31, 2018, 2019 and 2020, the unrealized securities holding gain net of tax of RMB2,938, RMB15,670 and RMB36,459 were reported in other comprehensive income, respectively. For the year ended March 31, 2018, 2019 and 2020, foreign currency translation loss of RMB1,129, foreign currency translation gains of RMB1,470 and RMB2,004 were reported as foreign currency translation adjustments in other comprehensive income, respectively.
Huzan
In January 2018, the Group purchased 20% shareholding of Huzan with a cash consideration of RMB10,000. According to the investment agreement, the Company has the option to request Huzan to redeem the Company’s investments at the Company’s investment cost plus the interest if Huzan fails to consummate a qualified IPO within a pre-agreed
period of time from the date of the Company’s investment, the redeemable shares of Huzan held by the Group are therefore considered not in substance common stock and classified as an available-for-sale
debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income.
As of March 31, 2018, the Group remeasured the investment in Huzan at fair value of RMB14,021, which was determined by management with the assistance of independent appraiser. For the year ended, March 31, 2018 the unrealized securities holding gain net of tax of RMB3,016 was recorded in other comprehensive income.
On November 1, 2018, the Company entered into a share repurchase agreement with Huzan, pursuant to which, Huzan repurchased 6,246,877 shares of Series
Pre-A
preferred shares held by the Company at a total price of approximately US$5,172 (equivalent to RMB35,501). The transaction was consummated on November 20, 2018. After this transaction, the equity interest of the Company was diluted to 6.72% on a fully diluted basis. The Company recognized a “Gain from investments, net” of RMB31,236 in the Consolidated Statements of Operations and Comprehensive loss as follows:

RMB
Cash consideration collected	35,501
Less: Carrying value of investment as at November 20, 2018	(13,658)
Add: Realized gain in other comprehensive income	9,393

Gain from investment disposal	31,236

As of March 31, 2019 and 2020, the Group remeasured the investment in Huzan at a fair value of RMB19,822 and RMB10,996, respectively, which was determined by management with the assistance of an independent appraiser. For the year ended March 31, 2019 and 2020, the unrealized securities holding gain net of tax of RMB10,985 and the unrealized securities holding loss net of tax of RMB9,862 were reported in other comprehensive income, respectively. For the year ended March 31, 2019 and 2020, foreign currency translation loss of RMB919 and foreign currency translation gain of RMB1,036 were reported as foreign currency translation adjustments in other comprehensive income, respectively.

Equity method investment
In January 2018, JM Weshop, formerly known as JD Homexpress (Cayman) Inc., and Flying Get Limited (“Flying”), both are unrelated with the Company, and the Company entered into a share purchase agreement (the “SPA”) and a business cooperation agreement (the “BCA”). After the SPA and BCA were entered into by the three parties, JM Weshop, incorporated in Cayman, is expected to start to operate an
e-commence
platform mainly providing services for
on-line
shops from merchants through a social networking application. According to the BCA, the Company was responsible for selecting and teaming an operational labour workforce including but not limited to management level, product and technology staff, operational staff and administrative staff to JM Weshop before the closing date. On March 1, 2018, the closing date of the transaction, the Company completed the process and contributed an organized workforce team to JM Weshop, in exchange of 40,000,000 ordinary shares of JM Weshop, representing 40% shareholding of JM Weshop on a fully diluted basis. The Company is entitled to one out of three board seats at JM Weshop. Flying contributed and accounted for 60% shareholding of JM Weshop on a fully diluted basis and has the remaining two board seats, accordingly.
In accordance with the SPA, the Company may transfer 10,000,000 ordinary shares of JM Weshop held by the Company (“ESOP Shares”) to grantees who are the employees of JM Weshop. The Company is entitled to all the rights attaching to the ESOP Shares, including dividend rights, liquidation rights and voting rights, until the ESOP Shares are transferred to grantees upon exercise of their stock options.
In July 2019, the Company signed surrender letter to surrender all the ESOP Shares held by the Company to JM Weshop for nil consideration. Upon the completion of the surrender, the equity interest of JM Weshop held by the Company decreased by 7% to 33%, on which the Company continued to account for under equity method. The Company recognized a loss of RMB25,132 in “Loss from investments, net” based on the Company’s decrease in ownership interest in JM Weshop’s net asset plus the proportionate share of the unamortized balance of any basis differences.
In November 2019, the Company was notified by Flying that it had decided to terminate the business of JM Weshop due to the change of its business and investment strategy. As of December 3, 2019, the business of JM Weshop was ceased with all staff dismissed. Therefore, the Company provided full impairment of RMB33,918 against its remaining balance of investment in JM Weshop as of December 31, 2019.
Before the termination of JM Weshop’s business, the Company was able to exercise significant influence over JM Weshop and the investment is in the form of ordinary shares of the investee, the Company therefore applied equity method accounting for JM Weshop investment starting from March 2018, and shared the results of JM Weshop accordingly. The carrying amount for the investment in JM Weshop as of March 31, 2019 and 2020 were as follows:

	As of March 31,
	2019	2020
	RMB	RMB
Investment cost	159,711	158,777
Foreign currency translation	8,425	14,786
Surrender 10% of ordinary shares held	—	(25,132)

Total investment cost	168,136	148,431

Value booked under equity method
Share of cumulative gain/(loss)	2,312	(113,182)
Share of other comprehensive loss	(1,186)	(1,331)

Total booked value under equity method	1,126	(114,513)

Impairment	—	(33,918)

Net book value	169,262	—

The organized workforce contributed by the Company to JM Weshop is considered a business with an input and a substantive process that can create output in accordance with ASC 805. Since the Company contributed this noncash asset that meets the definition of a business in exchange for the equity interest in JM Weshop. The Company followed the guidance in
ASC 810-10-40-5, and
recorded a gain in the amount of RMB158,627, measured as the difference between the fair value of the ordinary shares of JM Weshop that the Company received, and the carrying amount of the contributed workforce which did not have a value per MOGU’s book prior to the transaction. The fair value of the ordinary shares of JM Weshop was determined by management with the assistance of an independent appraiser. The gain is presented in the “Investment Gain” line item for the year ended March 31, 2018 on the Company’s Consolidated Statements of Operations and Comprehensive loss.

Investment in JM Weshop was accounted for using the equity method with the investment cost allocated as follows:

As of March 31,
2019
RMB
Carrying value of investment in JM Weshop’s	169,262
Proportionate share of JM Weshop’s net tangible and intangible assets	116,379

Excess of carrying value of the investment over proportionate share of JM Weshop’s net tangible and intangible assets	52,883

The excess of carrying value has been primarily assigned to:
Goodwill	52,883

Cumulative gain in equity interest in JM Weshop	2,312
Cumulative other comprehensive loss in equity interest in JM Weshop	(1,186)

Total	1,126

For the year ended March 31, 2018, the Company recognized share based compensation expenses of RMB23 and RMB36 in the investment cost and share of results of equity investee, respectively, in connection with the stock options granted by the Company to JM Weshop employees that were transferred from the Company.
For the year ended March 31, 2019, the Company recognized share based compensation expenses of RMB1,084 and RMB1,483 in the investment cost and share of results of equity investee, respectively, in connection with the stock options granted by the Company to JM Weshop employees that were transferred from the Company.
For the year ended March 31, 2020, the Company recognized reversal of share based compensation expenses of RMB934 and RMB1,390 in the investment cost and share of results of equity investee, respectively, in connection with the actual forfeitures of stock options granted by the Company to JM Weshop employees that were transferred from the Company.
For the year ended March 31, 2018, the Company recognized RMB4,982 of share of loss of equity investee and RMB2,214 of share of other comprehensive loss of equity method investee.
For the year ended March 31, 2019, the Company recognized RMB5,752 of share of income of equity investee and RMB938 of share of other comprehensive income of equity method investee.
For the year ended March 31, 2020, the Company recognized RMB114,104 of share of loss of equity investee and RMB145 of share of other comprehensive loss of equity method investee.
This equity method investment was not considered individually material to meet threshold under Rule
4-08(g)
of Regulation
S-X.